Share-Based Payments - Summary of Details of Share Based Payment Arrangement BSA (Detail)												12 Months Ended
	Sep. 06, 2018 € / shares	May 02, 2018 EUR (€) shares yr € / shares	Jun. 15, 2017 EUR (€) shares yr € / shares	Dec. 09, 2016 EUR (€) shares yr € / shares	Jun. 21, 2016 EUR (€) shares yr € / shares	Dec. 15, 2015 EUR (€) shares yr € / shares	Nov. 19, 2015 EUR (€) shares yr € / shares	Mar. 24, 2015 EUR (€) shares yr € / shares	Jun. 03, 2014 EUR (€) shares yr € / shares	Jul. 25, 2013 EUR (€) shares yr € / shares	Sep. 25, 2012 EUR (€) shares yr € / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	1 year
Plan expiration date							11/19/2025	3/24/2025
Number of BSA granted	450						15,000	10,000
Share entitlement per BSA	€ 1						€ 1	€ 1
Exercise price (in euros)							€ 66.06	€ 43
Grant date share fair value (in euros) | €							€ 66.06	€ 43
Expected volatility							51.00%	36.00%
Average life of BSA (in years) | yr							5	5
Discount rate							0.81%	0.68%
Expected dividends	0.00%						0.00%	0.00%
Fair value per BSA (in euros)							€ 22.6	€ 9.9
BSA [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of BSA granted													44,000	68,000
BSA [member] | Date of Grant 9/25/2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)												10 years
BSA [member] | Date of Grant 9/25/2012 [member] | Share-based Payment Arrangement Tranche One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)											1 year
Plan expiration date											09/25/2022
Number of BSA granted | shares											7,500
Share entitlement per BSA											€ 1
Exercise price (in euros)											€ 8.59
Grant date share fair value (in euros) | €											€ 8.4
Expected volatility											40.00%
Average life of BSA (in years) | yr											5.5
Discount rate											1.21%
Expected dividends											0.00%
Fair value per BSA (in euros)											€ 2.29
BSA [member] | Date of Grant 9/25/2012 [member] | Share-based Payment Arrangement Tranche Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)											2 years
Plan expiration date											09/25/2022
Number of BSA granted | shares											7,500
Share entitlement per BSA											€ 1
Exercise price (in euros)											€ 8.59
Grant date share fair value (in euros) | €											€ 8.4
Expected volatility											40.00%
Average life of BSA (in years) | yr											6.0
Discount rate											1.21%
Expected dividends											0.00%
Fair value per BSA (in euros)											€ 2.43
BSA [member] | Date of Grant 9/25/2012 [member] | Share-based Payment Arrangement Tranche Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)											3 years
Plan expiration date											09/25/2022
Number of BSA granted | shares											7,500
Share entitlement per BSA											€ 1
Exercise price (in euros)											€ 8.59
Grant date share fair value (in euros) | €											€ 8.4
Expected volatility											40.00%
Average life of BSA (in years) | yr											6.5
Discount rate											1.53%
Expected dividends											0.00%
Fair value per BSA (in euros)											€ 2.61
BSA [member] | Date of Grant 9/25/2012 [member] | Share-based Payment Arrangement Tranche Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)											4 years
Plan expiration date											09/25/2022
Number of BSA granted | shares											7,500
Share entitlement per BSA											€ 1
Exercise price (in euros)											€ 8.59
Grant date share fair value (in euros) | €											€ 8.4
Expected volatility											40.00%
Average life of BSA (in years) | yr											7.0
Discount rate											1.53%
Expected dividends											0.00%
Fair value per BSA (in euros)											€ 2.74
BSA [member] | Date of Grant 7/25/2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)										0 years		10 years
Plan expiration date										07/25/2023
Number of BSA granted | shares										73,000
Share entitlement per BSA										€ 1
Exercise price (in euros)										€ 8.1
Grant date share fair value (in euros) | €										€ 8.15
Expected volatility										40.00%
Average life of BSA (in years) | yr										5.0
Discount rate										1.16%
Expected dividends										0.00%
Fair value per BSA (in euros)										€ 2.18
BSA [member] | Date of Grant 6/3/2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)									0 years
Plan expiration date									06/03/2024
Number of BSA granted | shares									10.000
Share entitlement per BSA									€ 1
Exercise price (in euros)									€ 18.79
Grant date share fair value (in euros) | €									€ 19.01
Expected volatility									40.00%
Average life of BSA (in years) | yr									5.0
Discount rate									0.71%
Expected dividends									0.00%
Fair value per BSA (in euros)									€ 4.98
BSA [member] | Date of Grant 12/15/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)												10 years
Plan expiration date						12/15/2025
Number of BSA granted | shares						90,000
Share entitlement per BSA						€ 1
Exercise price (in euros)						€ 64.14
Grant date share fair value (in euros) | €						€ 42.61
Expected volatility						51.00%
Average life of BSA (in years) | yr						5
Discount rate						(0.09%)
Expected dividends						0.00%
Fair value per BSA (in euros)						€ 7.28
BSA [member] | Date of Grant 06/21/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)												10 years
Plan expiration date					6/21/2026
Number of BSA granted | shares					20,000
Share entitlement per BSA					€ 1
Exercise price (in euros)					€ 52.97
Grant date share fair value (in euros) | €					€ 61.25
Expected volatility					47.00%
Average life of BSA (in years) | yr					5
Discount rate					(0.41%)
Expected dividends					0.00%
Fair value per BSA (in euros)					€ 21.59
BSA [member] | Date of Grant 12/9/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)												10 years
BSA [member] | Date of Grant 06/15/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)												10 years
BSA2010 [member] | Date of Grant 12/9/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)				0 years
Plan expiration date				12/9/2026
Number of BSA granted | shares				59,000
Share entitlement per BSA				€ 1
Exercise price (in euros)				€ 69.75
Grant date share fair value (in euros) | €				€ 63.18
Expected volatility				40.00%
Average life of BSA (in years) | yr				5
Discount rate				(0.04%)
Expected dividends				0.00%
Fair value per BSA (in euros)				€ 12.94
BSA2010 [member] | Date of Grant 06/15/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)			0 years
Plan expiration date			6/15/2027
Number of BSA granted | shares			9,000
Share entitlement per BSA			€ 1
Exercise price (in euros)			€ 59.05
Grant date share fair value (in euros) | €			€ 73.32
Expected volatility			39.00%
Average life of BSA (in years) | yr			5
Discount rate			(0.12%)
Expected dividends			0.00%
Fair value per BSA (in euros)			€ 24.02
BSA2010 [member] | Grant Date 5/02/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		0 years
Plan expiration date		5/2/2028
Number of BSA granted | shares		44,000
Share entitlement per BSA		€ 1
Exercise price (in euros)		€ 37.24
Grant date share fair value (in euros) | €		€ 32.74
Expected volatility		50.00%
Average life of BSA (in years) | yr		5
Discount rate		(0.15%)
Expected dividends		0.00%
Fair value per BSA (in euros)		€ 9.02